Events after the reporting period	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Events after the reporting period
44. Events after the reporting period
44.1 Merger of subsidiaries
At the board of directors meeting and shareholder’s meeting on August 9, 2022, it is determined to merge the Group’s subsidiaries, KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.) and KB Life Insurance Co., Ltd.. Accordingly, the merger was completed with KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.) as a surviving corporation on January 1, 2023, and KB Life Insurance Co., Ltd. was dissolved after the merger.
44.2 Retirement of treasury shares
The Group plans to acquire 5,385,996 shares(￦300,000 million) of its own shares and retire the treasury shares by May 7, 2023 pursuant to board resolutions dated February 7, 2023.
However, the treasury shares were calculated based on the closing price (￦55,700) on the day before the board meeting, on February 6, 2023, and the final number of shares to be retired may vary depending on the stock price.